SEMI-ANNUAL REPORT O APRIL 30, 1999

CITISELECT(R) PORTFOLIOS




---------------------------------------
CITISELECT(R) FOLIO 200 CONSERVATIVE
---------------------------------------
CITISELECT(R) FOLIO 300 BALANCED
---------------------------------------
CITISELECT(R) FOLIO 400 GROWTH
---------------------------------------
CITISELECT(R) FOLIO 500 GROWTH PLUS
---------------------------------------





                              Investment Products:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS


Letter to Our Shareholders                                  1
 ..............................................................
Portfolio Environment and Outlook                           2
 ..............................................................
Risk Reward Trade-Off                                       3
 ..............................................................
Fund Facts                                                  4
 ..............................................................
Portfolio Highlights                                        5
 ..............................................................
Fund Performance                                            6
 ..............................................................
Statements of Assets and Liabilities                       10
 ..............................................................
Statements of Operations                                   11
 ..............................................................
Statements of Changes in Net Assets                        12
 ..............................................................
Financial Highlights                                       14
 ..............................................................
Notes to Financial Statements                              17
 ..............................................................

LETTER TO OUR SHAREHOLDERS

Dear CitiSelect Portfolios Shareholder:

   This semiannual report covers the period from November 1, 1998 through April 30, 1999. In this report, Citibank, N.A., the CitiSelect Portfolios' investment manager, discusses the market conditions it faced, the strategies it employed and its outlook for the future.

ANNOUNCING SOME IMPORTANT PORTFOLIO CHANGES

   We are pleased to report that all proposals presented at the special meeting of shareholders held on Friday, April 9, 1999, were voted upon, passed and adopted. These proposals included the appointment of two new subadvisers.

   Effective  January 22, 1999,  SSBC Fund  Management  Inc.,  formerly known as
Mutual Management Corp., assumed portfolio management responsibilities for the Large Cap Value asset class. Effective March 1, 1999, Salomon Brothers Asset Management Limited assumed portfolio management responsibilities for the Foreign Bond asset class. These subadvisers were selected after rigorous and careful analysis of their respective investment processes and track records.

   In addition, on March 1, 1999, we announced changes in the Portfolios' asset allocations. We eliminated Short-Term Portfolio as a separate asset class to increase the Portfolios' potential in rising securities markets. In addition, we now hedge the Foreign Bond Portfolio. Furthermore, we added High Yield Bond as an asset class to increase the Portfolios' potential for higher short-term income over the near term as well as provide attractive total return potential over the longer term in certain portfolios.

   Salomon Brothers Asset Management Inc. was appointed subadviser for the High Yield Bond Portfolio.

   On May 3, 1999, we are proud to report the introduction of a new CitiSelect Folio 100 Income. As the most conservative product in the family, CitiSelect Folio 100 Income invests, under normal conditions, about 90% of its assets in a diverse array of fixed income securities, and about 10% in stocks. (Of course, actual asset class allocations may vary, as described in the Fund's prospectus.) Folio 100's objective is to produce competitive levels of current income. CitiSelect Folio 100 Income is intended for investors seeking current income with relatively low risk but with some growth potential.

   Also, effective May 3, 1999, the CitiSelect Portfolios also received new names:

   CitiSelect Folio 100 Income (new Portfolio)
   CitiSelect Folio 200 Conservative
   CitiSelect Folio 300 Balanced
   CitiSelect Folio 400 Growth
   CitiSelect Folio 500 Growth Plus

   All of these important changes reflect our commitment to providing our shareholders with a family of fully invested asset allocation funds offering world-class portfolio management in each of their respective asset classes. SSBC Fund Management, Inc. is a wholly-owned subsidiary of Salomon Smith Barney Holdings, Inc., which in turn is a wholly-owned subsidiary of Citigroup Inc. Salomon Brothers Asset Management Limited and Salomon Brothers Asset Management Inc. are indirect wholly-owned subsidiaries of Citigroup, Inc. Each of these three subadvisers is an affiliate of Citibank, N.A.

   The CitiSelect Portfolios held a Special Meeting of Shareholders on April 9, 1999 where shareholders voted to add two new subadvisers for their Funds; transfer the assets of Intermediate Income Portfolio, an underlying investment company in which the Funds invest, to U.S. Fixed Income Portfolio, an investment company with a similar investment objective; and approve the selection of the Funds' accountants. All proposals were approved by shareholders. A detailed table pertaining to the shareholder votes by proposals appears in Note 7 on page 22 of this Report.

   Thank you for your continued participation in the CitiSelect Portfolios. We look forward to helping you pursue your long-term investment needs in the years to come.

Sincerely,

/S/ Philip W. Coolidge
------------------------
Philip W. Coolidge
President

May 20, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   The six months reporting period was difficult for most allocation funds. We believe that the aggressive steps we have taken, discussed in the President's Letter of this report, along with changes in market conditions, should help to improve the Portfolios' performance potential in the future. As previously noted, we have restructured the CitiSelect Portfolios, eliminating cash, adding high-yield U.S. bonds and now hedge the foreign bond portfolio. Moreover, we have appointed new subadvisers for the large cap value, and foreign fixed income and high-yield bond asset classes. We have also made some modest changes to our asset allocation strategy.

   The reporting period saw a continuation of the strong economic conditions that have existed in the U.S. for more than seven years. Lower short-term interest rates and a looser monetary policy adopted by the Federal Reserve Board in the fall of 1998 appear to have helped U.S. businesses better cope with the effects of the global credit and currency crisis that began in Asia in 1997 and spread to Russia and parts of Latin America in 1998. During this period, U.S. consumer spending remained high, the rate of unemployment was low and inflationary pressures continued to be virtually nonexistent.

   While most overseas markets did not match the economic strength of the U.S., many of their economies appear to have improved. In our view, lower short-term interest rates adopted by central banks worldwide in the fall of 1998 have helped many countries improve their economic conditions. This was especially true in Japan, Asia, Latin America and Eastern Europe, areas that had previously borne the full brunt of the global currency and credit crisis. And while economic growth stabilized in the industrialized economies of Western Europe, our outlook for this area remains positive.

   All of these economic conditions produced mixed results for the asset classes in which the various CitiSelect Portfolios invest. For example, the S&P 500 Index* recorded new highs. On the other hand, despite record-setting highs, the U.S. stock market's advance as defined by the S&P 500 Index was remarkably narrow, led by a relatively small number of large cap growth and technology companies, especially those businesses involved in the Internet. For the most part, large cap value stocks and virtually all sectors of the small-cap market -- with the exception of technology -- produced lackluster results.

   Foreign stocks also provided widely disparate returns during the reporting period. During the first half of the reporting period, international stock market declines were broad-based, affecting many different industries and market sectors. Companies that are sensitive to economic cycles, such as energy and commodities producers, were particularly adversely affected.

   Toward the end of January 1999, however, investor sentiment improved as strong evidence of continuing global economic growth emerged. The result: a gradual return of capital to previously illiquid markets, and higher stock prices in Japan and most emerging markets. In Europe, a decline in the value of the newly introduced currency, the euro, contributed to relative weakness in certain major stock markets, including Germany. Others, such as the United Kingdom, performed relatively well.

   Fixed income securities also provided mixed returns during the past six months. U.S. Treasury securities, a sector that rallied strongly last summer when the stock market and other bond market sectors declined sharply, gave back some of their gains. However, other types of bonds performed better as many investors shifted their money back into corporate bonds, mortgage-backed securities, asset-backed securities and foreign bonds, sectors that were avoided earlier.

   Under these market conditions, large cap U.S. growth stocks contributed the most to the performance of the various CitiSelect Portfolios, whereas fixed income holdings generated only modest gains. Conversely, large cap value stocks, small cap stocks and international stocks detracted from the Portfolios' performance. Yet, even under these narrow market conditions and large cap growth stock dominance, it is important to note that the various CitiSelect Portfolios generated the relative levels of return that they were designed to provide. CitiSelect Folio 500 produced both the highest absolute returns and the highest levels of short-term volatility, followed by CitiSelect Folio 400 and CitiSelect Folio 300. CitiSelect Folio 200 provided the lowest returns and volatility.

   During the reporting period and as indicated previously, adjustments were made to the mix of asset classes in their small-cap and international exposure for CitiSelect Folios 200, 300, 400 and 500 in order to broaden their diversification.

   Looking forward, we expect economic changes to produce potentially high levels of volatility in many sectors of the global financial markets. In April 1999, for example, we began to see evidence that small cap and value-oriented stocks may be poised to outperform large cap growth stocks for the first time in years. In our view, the commitment to diversification that the CitiSelect Portfolios' represent should position our shareholders to effectively and conveniently participate in the emergence of new market leadership if that happens. In addition, the broad diversification of the CitiSelect Portfolios among different asset classes should help cushion our shareholders from the extreme effects of short-term market turbulence while giving them access to long-term opportunities.

*The S&P 500 Index is a capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the counter market.

RISK REWARDTRADE-OFF

     CitiSelect portfolios use a proprietary asset allocation which seeks an optimal mix of stocks, bonds and cash to help maximize potential return (without sales charges) for any given level of risk. CitiSelect Folio 200 Conservative+ has the lowest risk level -- and the lowest return.
     CitiSelect Folio 300 Balanced scores slightly higher on both counts, followed by CitiSelect Folio 400 Growth, then CitiSelect Folio 500 Growth Plus.

         [The following table represents a chart in the printed piece.]


               CitiSelect         CitiSelect        CitiSelect       Citiselect
                Folio 200          Folio 300         Folio 400       Folio 500
               ----------         ----------        ----------       ----------
Jun-1996          10000              10000             10000
Jun-1996           9569               9569              9491
Jul-1996           9455               9369              9215
Aug-1996           9670               9655              9605            10000
Sep-1996           9857               9889              9880             9719
Oct-1996           9938               9966              9918             9709
Nov-1996          10203              10321             10346            10156
Dec-1996          10159              10277             10340            10184
Jan-1997          10212              10354             10435            10308
Feb-1997          10169              10296             10368            10261
Mar-1997           9984              10074             10120            10032
Apr-1997          10013              10113             10082             9984
May-1997          10430              10643             10770            10756
Jun-1997          10654              10947             11161            11185
Jul-1997          10848              11227             11439            11509
Aug-1997          10789              11111             11305            11366
Sep-1997          11119              11536             11880            11976
Oct-1997          10993              11314             11506            11509
Nov-1997          10974              11304             11449            11471
Dec-1997          10974              11290             11399            11405
Jan-1998          10994              11300             11369            11366
Feb-1998          11335              11780             12039            12164
Mar-1998          11506              12030             12394            12611
Apr-1998          11576              12100             12483            12689
May-1998          11435              11890             12148            12290
Jun-1998          11506              11970             12197            12339
Jul-1998          11295              11650             11724            11765
Aug-1998          10684              10731             10345             9995
Sep-1998          11015              11070             10640            10171
Oct-1998          11305              11470             11192            10803
Nov-1998          11446              11670             11487            11182
Dec-1998          11736              12034             11916            11587
Jan-1999          11725              11990             11786            11390
Feb-1999          11351              11532             11233            10852
Mar-1999          11479              11707             11461            11131
Apr-1999          11714              12045             11970            11752


This graph shows how the performance of each CitiSelect portfolio compares to the other CitiSelect portfolios over the same period.

+Effective May 3, 1999 CitiSelect Folio 100 Income commenced operations and therefore has the lowest risk level.

FUND FACTS

MANAGER
Citibank N.A. -- Large Cap Growth Portfolio
              -- SmallCap Growth Portfolio
              -- Intermediate Income Portfolio
              -- Short-Term Portfolio

SUBADVISERS
Franklin Advisory Services, Inc. -- Small Cap Value Portfolio
Hotchkis & Wiley -- International Portfolio
SSBC Fund Management Inc. -- Large Cap Value Portfolio
Salomon Brothers Asset Management Inc. -- Foreign Bond Portfolio



CITISELECT FOLIO 200 CONSERVATIVE

FUND OBJECTIVE

As high a total return over time as is consistent with a primary emphasis on a combination of fixed income and money market securities, and a secondary emphasis on equity securities.

COMMENCEMENT OF OPERATIONS               DIVIDENDS
June 17, 1996                            Paid quarterly, if any

NET ASSETS AS OF 4/30/99                 CAPITAL GAINS
$148.3 million Class A                   Paid annually, if any
$610,972 Class B


CITISELECT FOLIO 300 BALANCED

FUND OBJECTIVE
As high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities.

COMMENCEMENT OF OPERATIONS               DIVIDENDS
June 17, 1996                            Paid quarterly, if any

NET ASSETS AS OF 4/30/99                 CAPITAL GAINS
$239.4 million Class A                   Paid annually, if any
$456,994 Class B


CITISELECT FOLIO 400 GROWTH

FUND OBJECTIVE
As high a total return over time as is consistent with a primary emphasis on equity securities and a secondary emphasis on fixed income securities.

COMMENCEMENT OF OPERATIONS               DIVIDENDS
June 17, 1996        Paid annually, if any

NET ASSETS AS OF 4/30/99                 CAPITAL GAINS
$265.7 million Class A                   Paid annually, if any
$622,270 Class B


CITISELECT FOLIO 500 GROWTH PLUS

FUND OBJECTIVE
As high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities.

COMMENCEMENT OF OPERATIONS               DIVIDENDS
September 3, 1996                        Paid annually, if any

NET ASSETS AS OF 4/30/99                 CAPITAL GAINS
$101.9 million Class A                   Paid annually, if any
$161,862 Class B

PORTFOLIO Highlights


TOP FIVE SECURITIES (STOCKS) (UNAUDITED)

LARGE CAP GROWTH PORTFOLIO
COMPANY                                                    INDUSTRY                                                 % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                            Technology                                                   8.10%
General Electric Co.                                       Producer Manufacturing                                       6.51%
Wal Mart Stores Inc.                                       Retail                                                       4.14%
Cisco Systems Inc.                                         Technology                                                   4.13%
Procter & Gamble Co.                                       Consumer Non-Durables                                        3.60%
Large Cap Value Portfolio

LARGE CAP VALUE PORTFOLIO
COMPANY                                                    INDUSTRY                                                 % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                Utilities                                                    3.56%
Williams Companies Inc.                                    Utilities                                                    3.47%
Pitney Bowes Inc.                                          Technology                                                   3.45%
Mellon Bank Corp.                                          Finance                                                      3.28%
Masco Corp.                                                Consumer Cyclicals                                           3.24%

SMALL CAP GROWTH PORTFOLIO
COMPANY                                                    INDUSTRY                                                 % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
E Trade Group Inc.                                         Finance                                                      2.12%
Level One Communications Inc.                              Electronics/Technology Services                              1.87%
CMG Information Services Inc.                              Electronics/Technology Services                              1.84%
Catalina Marketing Corp.                                   Commercial Services                                          1.75%
Cullen Frost Bankers Inc.                                  Finance                                                      1.52%

SMALL CAP VALUE PORTFOLIO
COMPANY                                                    INDUSTRY                                                 % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc.                                       Producer Manufacturing                                       3.35%
Global Industrial Technologies Inc.                        Producer Manufacturing                                       2.89%
Timberland Co.                                             Consumer Non-Durables                                        2.14%
Timken Co.                                                 Producer Manufacturing                                       2.12%
Rowan Companies Inc.                                       Industrial Services                                          2.07%



DOMESTIC FIXED INCOME
INTERMEDIATE INCOME PORTFOLIO
INSTRUMENTS                                                                                                         % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Mortgage and Asset Backed Securities                                                                                   57.00%
Corporate Bonds                                                                                                        32.10%
U.S. Treasury Issues                                                                                                   14.90%
Short Term Obligations                                                                                                  6.20%
Preferred Stock                                                                                                         1.90%


TOP 5 COUNTRIES (INTERNATIONAL ASSET CLASSES)
FOREIGN BOND PORTFOLIO
COUNTRY                                                                                                             % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
United States (excludes short-term)                                                                                    18.80%
Japan                                                                                                                  14.90%
Italy                                                                                                                   9.20%
France                                                                                                                  9.00%
Sweden                                                                                                                  5.00%
International Portfolio


INTERNATIONAL PORTFOLIO
COUNTRY                                                                                                              % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Great Britain                                                                                                          27.30%
France                                                                                                                 10.30%
Germany                                                                                                                 8.50%
Japan                                                                                                                   8.00%
Netherlands                                                                                                             7.80%


                                                                                                                                   5

FUND PERFORMANCE CITISELECT FOLIO 200 CONSERVATIVE

TOTAL RETURNS

                                                                                                                         SINCE
                                                                                       SIX               ONE            6/17/96
ALL PERIODS ENDED APRIL 30, 1999 (Unaudited)                                        MONTHS**            YEAR          INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
CitiSelect(R) Folio 200 Conservative (Class A)
   without sales charge                                                               3.62%            1.20%             7.38%
CitiSelect(R)Folio 200 Conservative (Class A)
   with a maximum sales charge of 4.50%                                              (1.04)%          (3.36)%            5.67%
Composite Benchmark+ (Class A)                                                        6.25%            7.56%            10.46%
CitiSelect(R) Folio 200 Conservative (Class B)
   without deferred sales charge                                                        --               --             (0.63)%#**
CitiSelect(R) Folio 200 Conservative (Class B)
   with a maximum deferred sales charge of 4.50%                                        --               --             (5.11)%#**
Composite Benchmark+ (Class B)                                                          --               --              1.56%**

 *Average Annual Total Return
**Not Annualized
 #Commencement of Operations 1/4/99



GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,714 with sales charge (as of 4/30/99). The graph shows how the Fund compares to its benchmarks over the same period June 17, 1996 to April 30, 1999.

         [The following table represents a graph in the printed piece.]

                       Lehman Bros.
                       Intermediate   Lehman Bros.                CitiSelect
           Composite   Gov't / Corp   Aggregate      S&P 500      Folio 200
           Benchmark+  Bond Index     Bond Index     Index        Conservative
           (Class A)   (unmanaged)    (unmanaged)    (unmanaged)  (Class A)
           ---------   -----------    -----------     ----------  ------------
Jun-1996      10000        10000        10000          10000          9550
Jun-1996      10023        10085        10137          10086          9569
Jul-1996       9882        10115        10165           9640          9455
Aug-1996      10026        10123        10147           9844          9670
Sep-1996      10222        10264        10324          10397          9857
Oct-1996      10324        10446        10553          10684          9938
Nov-1996      10592        10584        10734          11490         10203
Dec-1996      10572        10516        10634          11263         10159
Jan-1997      10618        10557        10667          11966         10212
Feb-1997      10588        10577        10693          12060         10169
Mar-1997      10425        10504        10575          11566          9984
Apr-1997      10520        10627        10733          12255         10013
May-1997      10941        10715        10835          13000         10430
Jun-1997      11174        10813        10964          13583         10654
Jul-1997      11403        11032        11260          14662         10848
Aug-1997      11310        10977        11165          13841         10789
Sep-1997      11656        11104        11329          14598         11119
Oct-1997      11572        11228        11493          14111         10993
Nov-1997      11592        11252        11546          14764         10974
Dec-1997      11667        11342        11662          15018         10974
Jan-1998      11749        11491        11812          15183         10994
Feb-1998      12086        11482        11802          16278         11335
Mar-1998      12253        11518        11842          17111         11506
Apr-1998      12366        11576        11904          17286         11576
May-1998      12261        11660        12017          16989         11435
Jun-1998      12364        11735        12119          17678         11506
Jul-1998      12224        11776        12145          17491         11295
Aug-1998      11652        11961        12343          14962         10684
Sep-1998      12119        12261        12631          15921         11015
Oct-1998      12520        12249        12564          17216         11305
Nov-1998      12721        12248        12636          18259         11446
Dec-1998      13063        12297        12674          19311         11736
Jan-1999      13154        12364        12764          20119         11725
Feb-1999      12780        12183        12541          19494         11351
Mar-1999      12966        12274        12610          20273         11479
Apr-1999      13302        12312        12650          21059         11714



The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 4/30/99: S&P 500 Index -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (15%); Morgan Stanley EAFE Index -- International Stocks
(5%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (20%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

FUND PERFORMANCE CITISELECT FOLIO 300 BALANCED

TOTAL RETURNS

                                                                                                                         SINCE
                                                                                       SIX               ONE            6/17/96
ALL PERIODS ENDED APRIL 30, 1999 (Unaudited)                                        MONTHS**            YEAR           INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
CitiSelect(R) Folio 300 Balanced (Class A)
   without sales charge                                                               5.01%           (0.45)%            8.43%
CitiSelect(R)Folio 300 Balanced (Class A)
   with a maximum sales charge of 4.50%                                               0.29%           (4.93)%            6.70%
Composite Benchmark+ (Class A)                                                        8.49%            7.91%            12.14%
CitiSelect(R) Folio 300 Balanced (Class B)
   without deferred sales charge                                                        --               --             (0.45)%#**
CitiSelect(R) Folio 300 Balanced (Class B)
   with a maximum deferred sales charge of 4.50%                                        --               --             (4.93)%#**
Composite Benchmark+ (Class B)                                                          --               --              2.10%**

 *Average Annual Total Return
**Not Annualized
 #Commencement of Operations 1/4/99



GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,045 with sales charges (as of 4/30/99). The graph shows how the Fund compares to its benchmarks over the same period June 17, 1996 to April 30, 1999.


         [The following table represents a graph in the printed piece.]

                       Lehman Bros.
                       Intermediate   Lehman Bros.                CitiSelect
           Composite   Gov't / Corp   Aggregate      S&P 500      Folio 300
           Benchmark+  Bond Index     Bond Index     Index        Balanced
           (Class A)   (unmanaged)    (unmanaged)    (unmanaged)  (Class A)
           ---------   -----------    -----------     ----------  ------------
Jun-1996    10000          10000          10000          10000          9550
Jun-1996    10018          10085          10137          10086          9569
Jul-1996     9790          10115          10165           9640          9369
Aug-1996     9966          10123          10147           9844          9655
Sep-1996    10216          10264          10324          10397          9889
Oct-1996    10313          10446          10553          10684          9966
Nov-1996    10654          10584          10734          11490         10321
Dec-1996    10624          10516          10634          11263         10277
Jan-1997    10688          10557          10667          11966         10354
Feb-1997    10651          10577          10693          12060         10296
Mar-1997    10435          10504          10575          11566         10074
Apr-1997    10557          10627          10733          12255         10113
May-1997    11100          10715          10835          13000         10643
Jun-1997    11409          10813          10964          13583         10947
Jul-1997    11716          11032          11260          14662         11227
Aug-1997    11550          10977          11165          13841         11111
Sep-1997    12003          11104          11329          14598         11536
Oct-1997    11815          11228          11493          14111         11314
Nov-1997    11846          11252          11546          14764         11304
Dec-1997    11941          11342          11662          15018         11290
Jan-1998    12042          11491          11812          15183         11300
Feb-1998    12506          11482          11802          16278         11780
Mar-1998    12748          11518          11842          17111         12030
Apr-1998    12873          11576          11904          17286         12100
May-1998    12706          11660          12017          16989         11890
Jun-1998    12836          11735          12119          17678         11970
Jul-1998    12630          11776          12145          17491         11650
Aug-1998    11738          11961          12343          14962         10731
Sep-1998    12268          12261          12631          15921         11070
Oct-1998    12805          12249          12564          17216         11470
Nov-1998    13109          12248          12636          18259         11670
Dec-1998    13556          12297          12674          19311         12034
Jan-1999    13676          12364          12764          20119         11990
Feb-1999    13189          12183          12541          19494         11532
Mar-1999    13436          12274          12610          20273         11707
Apr-1999    13893          12312          12650          21059         12045



The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 4/30/99: S&P 500 Index -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

FUND PERFORMANCE CITISELECT FOLIO 400 GROWTH

TOTAL RETURNS

                                                                                                                         SINCE
                                                                                       SIX               ONE            6/17/96
ALL PERIODS ENDED APRIL 30, 1999 (Unaudited)                                        MONTHS**            YEAR          INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
CitiSelect(R) Folio 400 Growth (Class A)
   without sales charges                                                              6.96%           (4.10)%            8.39%
CitiSelect(R)Folio 400 Growth (Class A)
   with a maximum sales charge of 5.00%                                               1.61%           (8.90)%            6.47%
Composite Benchmark+ (Class A)                                                       11.53%            6.56%            12.57%
CitiSelect(R) Folio 400 Growth (Class B)
   without deferred sales charge                                                        --               --             (0.27)%#**
CitiSelect(R) Folio 400 Growth (Class B)
   with a maximum deferred sales charge of 4.50%                                        --               --             (5.26)%#**
Composite Benchmark+ (Class B)                                                          --               --              2.78%**

 *Average Annual Total Return
**Not Annualized
 #Commencement of Operations 1/4/99



GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,970 with sales charges (as of 4/30/99). The graph shows how the Fund compares to its benchmarks over the same period June 17, 1996 to April 30, 1999.


         [The following table represents a graph in the printed piece.]

                       Lehman Bros.
                       Intermediate   Lehman Bros.                CitiSelect
           Composite   Gov't / Corp   Aggregate      S&P 500      Folio 400
           Benchmark+  Bond Index     Bond Index     Index        Growth
           (Class A)   (unmanaged)    (unmanaged)    (unmanaged)  (Class A)
           ---------   -----------    -----------     ----------  ------------
Jun-1996     10000        10000         10000            10000        9500
Jun-1996      9987        10085         10137            10086        9491
Jul-1996      9637        10115         10165             9640        9215
Aug-1996      9868        10123         10147             9844        9605
Sep-1996     10153        10264         10324            10397        9880
Oct-1996     10187        10446         10553            10684        9918
Nov-1996     10580        10584         10734            11490       10346
Dec-1996     10577        10516         10634            11263       10340
Jan-1997     10618        10557         10667            11966       10435
Feb-1997     10567        10577         10693            12060       10368
Mar-1997     10320        10504         10575            11566       10120
Apr-1997     10424        10627         10733            12255       10082
May-1997     11131        10715         10835            13000       10770
Jun-1997     11529        10813         10964            13583       11161
Jul-1997     11865        11032         11260            14662       11439
Aug-1997     11648        10977         11165            13841       11305
Sep-1997     12228        11104         11329            14598       11880
Oct-1997     11863        11228         11493            14111       11506
Nov-1997     11869        11252         11546            14764       11449
Dec-1997     11976        11342         11662            15018       11399
Jan-1998     12082        11491         11812            15183       11369
Feb-1998     12718        11482         11802            16278       12039
Mar-1998     13048        11518         11842            17111       12394
Apr-1998     13180        11576         11904            17286       12483
May-1998     12913        11660         12017            16989       12148
Jun-1998     13041        11735         12119            17678       12197
Jul-1998     12731        11776         12145            17491       11724
Aug-1998     11388        11961         12343            14962       10345
Sep-1998     11900        12261         12631            15921       10640
Oct-1998     12597        12249         12564            17216       11192
Nov-1998     13026        12248         12636            18259       11487
Dec-1998     13591        12297         12674            19311       11916
Jan-1999     13704        12364         12764            20119       11786
Feb-1999     13122        12183         12541            19494       11233
Mar-1999     13427        12274         12610            20273       11461
Apr-1999     14049        12312         12650            21059       11970


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 4/30/99: S&P 500 Index -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (5%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

FUND PERFORMANCE CITISELECT FOLIO 500 GROWTH PLUS

TOTAL RETURNS

                                                                                                                         SINCE
                                                                                       SIX               ONE            9/3/96
ALL PERIODS ENDED APRIL 30, 1999 (Unaudited)                                        MONTHS**            YEAR          INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
CitiSelect(R) Folio 500 Growth Plus (Class A)
   without sales charge                                                               8.79%           (7.38)%            8.34%
CitiSelect(R)Folio 500 Growth Plus (Class A)
   with a maximum sales charge of 5.00%                                               3.35%          (12.01)%            6.27%
Composite Benchmark+ (Class A)                                                       14.11%            5.37%            15.26%
CitiSelect(R) Folio 500 Growth Plus (Class B)
   without deferred sales charge                                                        --               --              0.53%#**
CitiSelect(R) Folio 500 Growth Plus (Class B)
   with deferred sales charge of 5.00%                                                  --               --             (4.49)%#**
Composite Benchmark+ (Class B)                                                          --               --              3.61%**

 *Average Annual Total Return
**Not Annualized
 #Commencement of Operations 1/4/99




GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,792 with sales charge (as of 4/30/99). The graph shows how the Fund compares to its benchmarks over the same period September 3, 1996 to April 30, 1999.


         [The following table represents a graph in the printed piece.]
                                                                    CitiSelect
                                                                    Folio 500
               Composite                  Salomon Non-$ World       Growth Plus
               Benchmark     MSCI EAFE    Govt Bond Index           (Class A)
               ---------    -----------  -------------------       ------------
Aug-1996          10000       10000             10000                   10000
Sep-1996          10356       10315             10029                    9719
Oct-1996          10345       10212             10199                    9709
Nov-1996          10787       10621             10316                   10156
Dec-1996          10797       10487             10242                   10184
Jan-1997          10853       10122              9826                   10308
Feb-1997          10817       10290              9712                   10261
Mar-1997          10553       10330              9650                   10032
Apr-1997          10681       10387              9454                    9984
May-1997          11492       11065              9802                   10756
Jun-1997          11972       11678              9923                   11185
Jul-1997          12388       11869              9664                   11509
Aug-1997          12080       10985              9707                   11366
Sep-1997          12758       11602              9943                   11976
Oct-1997          12216       10714             10166                   11509
Nov-1997          12236       10607              9905                   11471
Dec-1997          12375       10702              9805                   11405
Jan-1998          12516       11194              9872                   11366
Feb-1998          13284       11915             10011                   12164
Mar-1998          13717       12285              9846                   12611
Apr-1998          13838       12384             10063                   12689
May-1998          13510       12327             10047                   12290
Jun-1998          13657       12423             10010                   12339
Jul-1998          13287       12553             10022                   11765
Aug-1998          11546       11000             10297                    9995
Sep-1998          11985       10665             10972                   10171
Oct-1998          12783       11780             11467                   10803
Nov-1998          13344       11468             11627                   11182
Dec-1998          13976       12059             11955                   11587
Jan-1999          14114       12538             11767                   11390
Feb-1999          13486       12504             11354                   10852
Mar-1999          13840       12209             11488                   11131
Apr-1999          14580       12703             11634                   11752



The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the Morgan Stanley EAFE Index or the Salomon Bros. Non-$ World Gov't Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 4/30/99: S&P 500 Index -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (35%); Morgan Stanley EAFE Index -- International Stocks (30%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (10%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

CITISELECT PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
                                                  CITISELECT              CITISELECT             CITISELECT              CITISELECT
                                                   FOLIO 200               FOLIO 300              FOLIO 400               FOLIO 500
APRIL 30, 1999 (Unaudited)                       CONSERVATIVE              BALANCED                GROWTH                GROWTH PLUS
====================================================================================================================================
ASSETS:
Investment in, at value:
   Large Cap Growth Portfolio                   $ 11,491,424            $ 24,787,280           $ 26,470,640            $ 10,168,319
   Large Cap Value Portfolio                      13,085,176              26,895,928             29,267,546              10,769,374
   Small Cap Growth Portfolio                     12,249,169              24,735,567             42,436,572              19,288,786
   Small Cap Value Portfolio                      11,795,438              24,790,581             43,985,214              20,177,417
   International Portfolio                         8,831,052              27,260,147             58,694,545              34,510,328
   Intermediate Income Portfolio                  40,132,329              65,499,031             14,230,240                      --
   Foreign Bond Portfolio                         28,449,192              46,644,112             51,410,812               7,332,633
   Short-Term Portfolio                           24,489,178               2,835,278              3,019,157               1,054,891
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Note 1)                       150,522,958             243,447,924            269,514,726             103,301,748
Receivable for shares of beneficial
  interest sold                                       18,124                   8,420                 10,949                  56,514
Other assets                                          43,066                 155,127                394,011                 238,144
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                     150,584,148             243,611,471            269,919,686             103,596,406
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest
  repurchased                                      1,520,250               3,424,235              3,166,699               1,443,488
Payable to affiliates-- Management fees (Note 2)      28,174                  31,033                 18,524                   3,259
Accrued expenses                                      99,370                 332,062                414,299                  76,435
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                  1,647,794               3,787,330              3,599,522               1,523,182
NET ASSETS                                      $148,936,354            $239,824,141           $266,320,164            $102,073,224
====================================================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                 $142,349,647            $226,739,555           $253,891,153            $ 97,023,680
Undistributed net investment loss                    (12,907)               (789,308)            (3,141,014)             (1,362,856)
Accumulated net realized gain (loss)
  on investments                                     439,387              (6,765,709)           (14,548,590)             (2,202,505)
Unrealized appreciation of investments
   and foreign currency transactions               6,160,227              20,639,603             30,118,615               8,614,905
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                      $148,936,354            $239,824,141           $266,320,164            $102,073,224
====================================================================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share
   ($148,325,382/13,526,461,
   $239,367,147/21,708,913,
   $265,697,894/24,064,535,
   $101,911,362/8,974,560, respectively)              $10.97                  $11.03                 $11.04                  $11.36
Offering price per share based on a 4.50%
   sales charges for CitiSelect Folios 200 and 300
   and on a 5.00% sales charge on CitiSelect
   Folios 400 and 500 ($10.9730.955, $11.0330.955,
   $11.0430.950, $11.3630.950, respectively)          $11.49*                 $11.55*                $11.62*                $11.96*
====================================================================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
   ($610,972/55,753, $456,994/41,461,
   $622,270/56,475, $161,862/14,274,
   shares outstanding, respectively)                  $10.96**                $11.02**               $11.02**               $11.34**
------------------------------------------------------------------------------------------------------------------------------------

 * Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

CITISELECT PORTFOLIOS

STATEMENTS OF OPERATIONS
                                                  CITISELECT              CITISELECT             CITISELECT              CITISELECT
FOR THE SIX MONTHS ENDED APRIL 30, 1999            FOLIO 200               FOLIO 300              FOLIO 400               FOLIO 500
(Unaudited)                                      CONSERVATIVE              BALANCED                GROWTH                GROWTH PLUS
====================================================================================================================================
INVESTMENT INCOME (NOTE 6):
Interest                                          $3,243,695              $4,185,985             $2,660,555                $474,560
Dividends*                                           402,785                 999,269              1,640,102                 836,631
Allocated net expenses                              (616,859)             (1,114,976)            (1,412,832)               (584,744)
Foreign tax reclaims                                   3,376                  11,222                 24,862                  14,637
------------------------------------------------------------------------------------------------------------------------------------
                                                   3,032,997               4,081,500              2,912,687                 741,084
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                             209,591                 238,383                154,935                  30,583
Service fees Class A (Note 3)                        457,409                 757,318                876,359                 345,030
Service fees Class B (Note 3)                          1,008                     701                  1,199                     339
Transfer agent fees                                   28,519                  23,402                 18,113                   4,870
Audit fees                                            16,843                  17,943                 16,443                   7,943
Custody and fund accounting fees                       9,995                   9,928                  9,942                   9,513
Trustees fees                                          6,873                   7,996                 12,130                   4,810
Registration fees                                      4,014                      --                     --                      --
Legal services                                         3,605                  28,464                  8,685                   4,685
Shareholder reports                                    1,571                  55,639                 20,134                   4,998
Other                                                 18,369                  19,198                 13,596                   3,938
------------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                    757,797               1,158,972              1,131,536                 416,709
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                              2,275,200               2,922,528              1,781,151                 324,375
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 6):
Net realized gain (loss)                           1,544,290               2,508,500              1,318,476                 (99,747)
Net change in unrealized appreciation              2,721,794               9,311,982             20,068,107              10,994,198
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                   4,266,084              11,820,482             21,386,583              10,894,451
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                      $6,541,284             $14,743,010            $23,167,734             $11,218,826
====================================================================================================================================
*Net of foreign taxes withheld                   $    24,265            $     58,651           $    109,680            $     56,187

See notes to financial statements


                                                                                                                                  11

CITISELECT PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                           CITISELECT FOLIO 200                     CITISELECT FOLIO 300
                                                               CONSERVATIVE                               BALANCED
------------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                               SIX MONTHS
                                                        ENDED               YEAR                 ENDED               YEAR
                                                   APRIL 30, 1999           ENDED           APRIL 30, 1999           ENDED
                                                     (UNAUDITED)      OCTOBER 31, 1998        (UNAUDITED)      OCTOBER 31, 1998
====================================================================================================================================
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
Net investment income                               $2,275,200          $5,543,132           $2,922,528          $7,523,867
Net realized gain (loss)                             1,544,290           3,990,987            2,508,500           9,220,072
Net change in unrealized appreciation
  (depreciation) of investments                      2,721,794          (4,954,426)           9,311,982         (12,789,550)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          6,541,284           4,579,693           14,743,010           3,954,389
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
Net income                                          (6,220,547)         (2,765,372)          (8,464,759)         (4,055,263)
Net realized gain on investments                    (5,996,539)         (2,990,460)         (20,082,498)         (7,140,789)
------------------------------------------------------------------------------------------------------------------------------------
Total from distributions                           (12,217,086)         (5,755,832)         (28,547,257)        (11,196,052)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST (NOTE 5):
CLASS A
Net proceeds from sale of shares                    12,647,343         156,198,374            8,925,004         155,429,504
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                                  12,211,333           5,752,937           28,547,257          11,196,052
Cost of shares repurchased                         (77,166,633)       (120,664,972)        (124,748,946)       (144,121,491)
------------------------------------------------------------------------------------------------------------------------------------
  Total Class A                                    (52,307,957)         41,286,339          (87,276,685)         22,504,065
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
Net proceeds from sale of shares                       632,045                  --              450,126                  --
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                                          --                  --                   --                  --
Cost of shares repurchased                             (25,374)                 --                 (106)                 --
------------------------------------------------------------------------------------------------------------------------------------
  Total Class B                                        606,671                  --              450,020                  --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM TRANSACTIONS
  IN SHARES OF BENEFICIAL INTEREST                 (51,701,286)         41,286,339          (86,826,665)         22,504,065
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS                                       (57,377,088)         40,110,200         (100,630,912)         15,262,402
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                206,313,442         166,203,242          340,455,053         325,192,651
------------------------------------------------------------------------------------------------------------------------------------
End of period*                                    $148,936,354        $206,313,442         $239,824,141        $340,455,053
------------------------------------------------------------------------------------------------------------------------------------
*Including undistributed
  (overdistributed) net
  investment income                                   ($12,907)         $3,932,440            ($789,308)         $4,752,923
====================================================================================================================================


See notes to financial statements

                                                               CITISELECT FOLIO 400                     CITISELECT FOLIO 500
                                                                      GROWTH                                 GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS                               SIX MONTHS
                                                             ENDED               YEAR                 ENDED               YEAR
                                                        APRIL 30, 1999           ENDED           APRIL 30, 1999           ENDED
                                                          (UNAUDITED)      OCTOBER 31, 1998        (UNAUDITED)      OCTOBER 31, 1998
====================================================================================================================================
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
Net investment income                                    $1,781,151           $5,864,942            $324,375           $1,443,836
Net realized gain (loss)                                  1,318,476           11,257,648             (99,747)           5,206,249
Net change in unrealized appreciation
  (depreciation) of investments                          20,068,107          (30,768,997)         10,994,198          (19,385,626)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              23,167,734          (13,646,407)         11,218,826          (12,735,541)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
Net income                                               (7,033,484)          (3,075,835)         (1,880,597)          (1,425,110)
Net realized gain on investments                        (29,317,452)          (9,500,048)         (7,715,623)          (2,644,180)
------------------------------------------------------------------------------------------------------------------------------------
Total from distributions                                (36,350,936)         (12,575,883)         (9,596,220)          (4,069,290)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST (NOTE 5):
CLASS A
Net proceeds from sale of shares                          7,409,302          156,349,445           2,816,676           69,424,820
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                                       36,350,936           12,574,806           9,596,220            4,068,438
Cost of shares repurchased                             (175,210,911)        (188,099,086)        (75,658,819)         (95,971,232)
------------------------------------------------------------------------------------------------------------------------------------
  Total Class A                                        (131,450,673)         (19,174,835)        (63,245,923)         (22,477,974)
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
Net proceeds from sale of shares                            637,082                   --             188,269                   --
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                                               --                   --                  --                   --
Cost of shares repurchased                                  (32,670)                  --             (32,096)                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total Class B                                             604,412                   --             156,173                   --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM TRANSACTIONS
  IN SHARES OF BENEFICIAL INTEREST                     (130,846,261)         (19,174,835)        (63,089,750)         (22,477,974)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS                                           (144,029,463)         (45,397,125)        (61,467,144)         (39,282,805)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                     410,349,627          455,746,752         163,540,368          202,823,173
------------------------------------------------------------------------------------------------------------------------------------
End of period*                                         $266,320,164         $410,349,627        $102,073,224         $163,540,368
------------------------------------------------------------------------------------------------------------------------------------
*Including undistributed
  (overdistributed) net
  investment income                                     ($3,141,014)          $2,111,319         ($1,362,856)            $193,366
====================================================================================================================================


                                                                                                                                  13

CITISELECT PORTFOLIOS

FINANCIAL HIGHLIGHTS
                                        CITISELECT FOLIO 200 CONSERVATIVE                   CITISELECT FOLIO 300 BALANCED
                                                    CLASS A                                           CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              SIX MONTHS                                          SIX MONTHS
                                 ENDED        YEAR     TEN MONTHS  JUNE 17, 1996+    ENDED       YEAR     TEN MONTHS  JUNE 17, 1996+
                               APRIL 30,      ENDED       ENDED          TO        APRIL 30,     ENDED       ENDED          TO
                                 1999      OCTOBER 31,  OCTOBER 31,  DECEMBER 31,    1999     OCTOBER 31,  OCTOBER 31,  DECEMBER 31,
                              (UNAUDITED)     1998      (NOTE 1F)       1996      (UNAUDITED)     1998      (NOTE 1F)       1996
====================================================================================================================================
NET ASSET VALUE,
BEGINNING OF PERIOD               $11.28     $11.33      $10.50      $10.00          $11.48      $11.71     $10.66      $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From
Operations:
Net investment income               0.437      0.240       0.138       0.128           0.101       0.187      0.101       0.088
Net realized and unrealized
  gain (loss) on investments       (0.038)     0.068++     0.722       0.506           0.454      (0.036)     0.974       0.671
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations             0.399      0.308       0.860       0.634           0.555       0.151      1.075       0.759
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income              (0.361)    (0.172)     (0.007)     (0.112)         (0.298)     (0.138)    (0.002)     (0.075)
Net realized gain
  on investments                   (0.348)    (0.186)     (0.023)     (0.022)         (0.707)     (0.243)    (0.023)     (0.024)
In excess of net income               --         --          --          --              --          --         --          --
In excess of realized gains
  on investments                      --                     --                          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Total from distributions         (0.709)    (0.358)     (0.030)     (0.134)         (1.005)     (0.381)    (0.025)     (0.099)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                   $10.97     $11.28      $11.33      $10.50          $11.03      $11.48     $11.71      $10.66
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)               $148,325   $206,313     $166,203    $102,775        $239,367    $340,455   $325,193     $195,428
Ratio of expenses to
  average net assets (A)            1.50%*     1.50%       1.50%*      1.50%*          1.50%*      1.50%      1.50%*       1.50%*
Ratio of net investment
  income to average
  net assets                        2.48%*     2.70%       2.88%*      2.84%*          1.93%*      2.09%      2.30%*       2.38%*
Total return                        3.62%*     2.84%       8.21%**     6.38%**         5.01%**     1.38%     10.09%**      7.61%**

 Note: If Agents of the Funds and the Agents of respective Portfolios had not voluntarily agreed to waive a portion of their fees, and the Sub-administrator not assumed expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                       $0.437     $0.238      $0.126      $0.076          $0.101      $0.187     $0.100       $0.060
RATIOS:
Expenses to average
  net assets (A)                    1.50%*     1.52%       1.75%*     2.66%*           1.50%*     1.50%       1.52%*      2.26%*
Net investment income to
  average net assets                2.48%*     2.68%       2.63%*     1.68%*           1.93%*     2.09%       2.28%*      1.62%*
====================================================================================================================================

(A) Includes allocated expenses for the periods indicated from the respective portfolios.
 *  Annualized
**  NOT ANNUALIZED
 +  Commencement of Operations
++ The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to fluctuating market value of the investments.

See notes to financial statements

CITISELECT PORTFOLIOS

FINANCIAL HIGHLIGHTS
                                        CITISELECT FOLIO 400 GROWTH                     CITISELECT FOLIO 500 GROWTH PLUS
                                                    CLASS A                                           CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              SIX MONTHS                                          SIX MONTHS
                                 ENDED        YEAR     TEN MONTHS  JUNE 17, 1996+    ENDED       YEAR     TEN MONTHS  JUNE 17, 1996+
                               APRIL 30,      ENDED       ENDED          TO        APRIL 30,     ENDED       ENDED          TO
                                 1999      OCTOBER 31,  OCTOBER 31,  DECEMBER 31,    1999     OCTOBER 31,  OCTOBER 31,  DECEMBER 31,
                              (UNAUDITED)     1998      (NOTE 1F)       1996      (UNAUDITED)     1998      (NOTE 1F)       1996
====================================================================================================================================
NET ASSET VALUE,
BEGINNING OF PERIOD               $11.36       $12.01       $10.82        $10.00    $11.11     $12.08        $10.69     $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From
Operations:
Net investment income               0.237      0.090        0.037          0.042     0.144      0.053         0.044       0.019
Net realized and unrealized
  gain (loss) on investments        0.518     (0.417)       1.183          0.841     0.396     (0.786)        1.346       0.701
------------------------------------------------------------------------------------------------------------------
  Total from operations             0.755     (0.327)       1.220          0.883     0.540     (0.733)        1.390       0.720
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income              (0.208)    (0.079)      (0.003)        (0.029)   (0.136)    (0.083)          --       (0.019)
Net realized gain
  on investments                   (0.867)    (0.244)      (0.027)        (0.034)   (0.154)    (0.154)          --         --
In excess of net income               --           --          --             --        --         --            --     (0.001)
In excess of realized gains
  on investments                      --           --          --             --        --         --            --     (0.010)
-----------------------------------------------------------------------------------------------------------------------
  Total from distributions         (1.075)    (0.323)      (0.030)        (0.063)   (0.290)    (0.237)          --       (0.030)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                   $11.04       $11.36       $12.01         $10.82   $11.36     $11.11        $12.08      $10.69
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $265,698    $410,350     $455,747      $253,556  $101,911   $163,540      $202,823    $85,072
Ratio of expenses to
  average net assets (A)            1.45%*      1.47%         1.65%*        1.75%*    1.45%*      1.48%         1.72%*     1.75%*
Ratio of net investment
  income to average
  net assets                        1.02%*      1.26%         1.39%*        1.39%*    0.47%*      0.72%         0.88%*     1.09%*
Total return                        6.96%**    (2.73)%       11.28%**       8.84%**   3.81%**   (6.14)%        13.00%**    7.20%**






Net investment income
  per share                        $0.237      $0.090       $0.037         $0.028   $0.144     $0.053        $0.040      $0.001
RATIOS:
Expenses to average
  net assets (A)                    1.45%*      1.47%         1.65%*        2.20%*   1.45%*      1.48%         1.80%*     2.80%*
Net investment income to
  average net assets                1.02%*      1.26%         1.39%*        0.93%*   0.47%*      0.72%         0.80%*     0.04%*
====================================================================================================================================


                                                                                                                                  15


CITISELECT PORTFOLIOS

FINANCIAL HIGHLIGHTS

                                        CITISELECT              CITISELECT              CITISELECT             CITISELECT
                                  FOLIO 200 CONSERVATIVE     FOLIO 300 BALANCED      FOLIO 400 GROWTH       FOLIO 500 GROWTH PLUS
                                          CLASS B                 CLASS B                CLASS B                 CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                      FOR THE PERIOD          FOR THE PERIOD         FOR THE PERIOD          FOR THE PERIOD
                                      JANUARY 4, 1999         JANUARY 4, 1999        JANUARY 4, 1999         JANUARY 4, 1999
                                     (COMMENCEMENT OF         (COMMENCEMENT OF       (COMMENCEMENT OF        (COMMENCEMENT OF
                                       OPERATIONS)              OPERATIONS)            OPERATIONS)              OPERATIONS)
                                     TO APRIL 30, 1999       TO APRIL 30, 1999      TO APRIL 30, 1999       TO APRIL 30, 1999
                                        (Unaudited)             (Unaudited)            (Unaudited)             (Unaudited)
====================================================================================================================================
NET ASSET VALUE,
BEGINNING OF PERIOD                       $11.03                  $11.07                  $11.05                 $11.28
------------------------------------------------------------------------------------------------------------------------------------
Income From
Operations:

Net investment income                       0.057                   0.044                   0.017                  0.008
Net realized and unrealized
  gain on investments                      (0.127)                 (0.094)                 (0.047)                 0.052
====================================================================================================================================
  Total from operations                    (0.07)                  (0.05)                  (0.03)                  0.06
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                         --                      --                      --                     --
Net realized gain
  on investments                              --                      --                      --                     --
====================================================================================================================================
  Total from distributions                    --                      --                      --                     --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value
  end of period                           $10.96                  $11.02                  $11.02                 $11.34
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                         $611                    $457                    $622                   $162
Ratio of expenses to
  average net assets (A)                    1.75%*                  1.75%*                  1.95%*                 1.95%*
Ratio of net investment
  income to average
  net assets                                2.38%*                  1.94%*                  0.78%*                 0.35%*
Total return                                3.62**                  5.01%**                 6.96%**                3.81%**

  Note: If Agents of the Funds and the Agents of Asset Allocation  Portfolios had not voluntarily agreed to waive a portion of their fees, and the Sub-administrator not assumed expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                               $0.057                  $0.044                  $0.000                 $0.248
RATIOS:
Expenses to average
  net assets (A)                           1.75%*                  1.75%*                  1.95%*                 1.95%*
Net investment income to
  average net assets                       1.10%*                  0.82%*                  0.33%*                 0.35%*
====================================================================================================================================
(A)  Includes allocated expenses for the periods indicated from the respective portfolios.
  *  Annualized
 **  Not Annualized

See notes to financial statements

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiSelect Folio 200 Conservative, CitiSelect Folio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus (individually, the "Fund", or collectively, the "Funds") are each a separate series of CitiFunds Trust I (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. CitiSelect Folio 200 Conservative, CitiSelect Folio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus each invest all of their investable assets in Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Value Portfolio, International Portfolio, Intermediate Income Portfolio, Foreign Bond Portfolio, and Short-Term Portfolio, respectively, (the "Portfolios"). All portfolios are registered under the Investment Company Act of 1940, as amended, are open-end, diversified management investment companies and have multiple investors. These respective portfolios are organized as trusts under the laws of the state of New York and are treated as partnerships for U.S. tax purposes. The Declaration of Trusts permit the Trustees to issue beneficial interests in the respective Portfolios. The Investment Adviser of the respective Portfolios is Citibank N.A. ("Citibank"). The financial statements of the Portfolios, including the portfolio of investments (which are not part of the Funds' financial statements), may be obtained without charge, and further inquiries about the Portfolios may be made, by calling 1-800-625-4554.

   Citibank, N.A. ("Citibank") is the Investment Manager of each of the Portfolios and has hired Subadvisers for certain Portfolios. CFBDS, Inc. ("CFBDS") acts as each Fund's Sub-Administrator and Distributor.

   The Funds offer Class A and Class B shares. The Funds commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charges, pay a higher ongoing distribution fee than Class A but are subject to a deferred sales charges if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Funds are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Funds, if the Funds were liquidated. Class A shares have lower expenses than Class B shares.

   CitiSelect Folio 200 Conservative seeks to achieve its investment objective of as high a total return over time as is consistent with a primary emphasis on a combination of fixed income and money market securities, and a secondary emphasis on equity securities by investing all of its investable assets in the Portfolios.

   CitiSelect Folio 300 Balanced seeks to achieve its investment objective of as high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities by investing all of its investable assets in the Portfolios.

   CitiSelect Folio 400 Growth seeks to achieve its investment objective of as high a total return over time as is consistent with a primary emphasis on equity securities, and a secondary emphasis on fixed income securities by investing all of its investable assets in the Portfolios.

   CitiSelect Folio 500 Growth Plus seeks to achieve its investment objective of as high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities by investing all of its investable assets in the Portfolios.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Funds are as follows:

   A. INVESTMENT VALUATION Each Fund's net asset value will fluctuate based on changes in the values of the underlying portfolios securities. The values of each Fund's beneficial interest in its Portfolios are determined by multiplying the net asset value of a Portfolio by a Fund's percentage of the aggregate beneficial interest in that Portfolio for that day. This proportionate percentage of interest in a Portfolio, including the effects of the prior day's contributions and withdrawals, is then applied to determine the value of each Fund's interest in a Portfolio as of the close of regular trading on the New York Stock Exchange on each business day.

   Each Fund's investments and other assets, including the Fund's interest in various Portfolios and investments, securities and other assets held by the respective Portfolios, are valued primarily on the basis of market quotations, or if market quotations are not available, by a method believed to accurately reflect fair value. An equity security that is primarily traded on a U.S. or foreign exchange (including securities traded through the NASDAQ national market system) is valued at the last sale price on that exchange or, if there were no sales during the day (or for unlisted securities not reported on the NASDAQ system), at the quoted bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Bonds, foreign bonds and other fixed income securities (other than short term securities maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services authorized by the Board of Trustees, which utilize market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Short-term obligations (maturing in 60 days or less) are valued at amortized cost. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INVESTMENT INCOME Each Fund earns income, net of Portfolio expenses, daily based on its investment in each Portfolio. Additionally, each Fund reclaims its pro rata portion of recoverable foreign taxes.

   C. FEDERAL TAXES The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. A fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in that Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Funds changed their fiscal year ends from December 31 to October 31.

   G. OTHER All the realized and unrealized gain and loss of the Portfolios are allocated pro rata, based on respective ownership interests, among the Funds and the other investors in each Portfolio at the time of such determination.

2. MANAGEMENT FEES Citibank is responsible for overall management of each Fund's business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank from time to time as agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   For the services of Citibank under the Management Agreements which covers the Funds and respective Portfolios and the services of the Subadvisers, the Funds and respective Portfolios pay an aggregate fee, which is accrued daily and paid monthly, of 0.75% of the average daily net assets on an annualized basis for the current fiscal year. Citibank may voluntarily agree to waive a portion of its management fee from any Fund.

   The management fees paid to Citibank for CitiSelect Folio 200 Conservative, CitiSelect Folio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus amounted to $209,591, $238,383, $154,935 and $30,583, respectively, for the six months ended April 30, 1999.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Funds maintain separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Plan Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Funds may pay monthly fees at an annual rate not to exceed 0.50% of the average daily net assets represented by Class A shares of the Funds. TheService fees for Class A shares for CitiSelect Folio 200 Conservative, CitiSelectFolio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus amounted to $457,409, $757,318, $876,359 and $345,030, respectively. Under the
Class B Service Plan, the Funds may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of CitiSelect Folios 200 Conservative and 300 Balanced and 1.00% of the average daily net assets represented by Class B shares of CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus. TheService fees for Class B shares for CitiSelect Folio 200 Conservative, CitiSelectFolio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus amounted to $1,008, $701, $1,199 and $339, respectively. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Funds, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

4.  INVESTMENT   TRANSACTIONS   Contributions  and  withdrawals  in  the  Funds'
investment in the Portfolios for the six months ended April 30, 1999, were as follows:

                                                 CONTRIBUTIONS    WITHDRAWALS
--------------------------------------------------------------------------------
CitiSelect Folio 200 Conservative                 $14,270,527    $ 77,817,955
CitiSelect Folio 300 Balanced                     $13,553,170    $127,530,665
CitiSelect Folio 400 Growth                       $11,110,411    $177,373,493
CitiSelect Folio 500 Growth Plus                  $ 7,115,545    $ 78,960,743

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

CITISELECT FOLIO 200 CONSERVATIVE
--------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                  YEAR
                                        APRIL 30, 1999              ENDED
                                          (Unaudited)         OCTOBER 31, 1998
================================================================================
  CLASS A
  Shares sold                             1,130,951              13,850,585
  Shares reinvested                       1,127,547                 529,249
  Shares repurchased                     (7,019,736)            (10,763,390)
--------------------------------------------------------------------------------
  Net increase (decrease)                (4,761,238)              3,616,444
================================================================================

                                            PERIOD
                                             ENDED                  YEAR
                                        APRIL 30, 1999              ENDED
                                          (Unaudited)         OCTOBER 31, 1998
--------------------------------------------------------------------------------
  CLASS B
  Shares sold                                58,111                       --
  Shares reinvested                              --                       --
  Shares repurchased                         (2,358)                      --

--------------------------------------------------------------------------------
  Net increase                               55,753                       --
================================================================================

CITISELECT FOLIO 300 BALANCED
--------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                  YEAR
                                        APRIL 30, 1999              ENDED
                                          (Unaudited)         OCTOBER 31, 1998
================================================================================
  CLASS A
  Shares sold                               791,771              13,293,751
  Shares reinvested                       2,640,818               1,002,332
  Shares repurchased                    (11,378,408)            (12,417,139)
--------------------------------------------------------------------------------
  Net increase (decrease)                (7,945,819)              1,878,944
================================================================================

                                            PERIOD
                                             ENDED                  YEAR
                                        APRIL 30, 1999              ENDED
                                          (Unaudited)         OCTOBER 31, 1998
================================================================================
  CLASS B
  Shares sold                                41,471                       --
  Shares reinvested                              --                       --
  Shares repurchased                            (10)                      --
--------------------------------------------------------------------------------
  Net increase                               41,461                       --
================================================================================

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

CITISELECT FOLIO 400 GROWTH

                                          SIX MONTHS
                                             ENDED                  YEAR
                                        APRIL 30, 1999              ENDED
                                          (Unaudited)         OCTOBER 31, 1998
================================================================================
  CLASS A
  Shares sold                               661,403              13,008,116
  Shares reinvested                       3,400,461               1,103,053
  Shares repurchased                    (16,116,639)            (15,946,902)
--------------------------------------------------------------------------------
  Net increase (decrease)               (12,054,775)             (1,835,733)
================================================================================

                                            Period
                                             Ended                  Year
                                        April 30, 1999              Ended
                                          (Unaudited)         October 31, 1998
================================================================================
  Class B
  Shares sold                                59,559                       --
  Shares reinvested                              --                       --
  Shares repurchased                         (3,084)                      --
--------------------------------------------------------------------------------
  Net increase                               56,475                       --
================================================================================

CITISELECT FOLIO 500 GROWTH PLUS
                                          SIX MONTHS
                                             ENDED                  YEAR
                                        APRIL 30, 1999              ENDED
                                          (Unaudited)         OCTOBER 31, 1998
================================================================================
  CLASS A
  Shares sold                               250,287               5,673,025
  Shares reinvested                         884,444                 353,470
  Shares repurchased                     (6,876,281)             (8,094,784)
--------------------------------------------------------------------------------
  Net increase (decrease)                (5,741,550)             (2,068,289)
================================================================================

                                            PERIOD
                                             ENDED                  YEAR
                                        APRIL 30, 1999              ENDED
                                          (Unaudited)         OCTOBER 31, 1998
================================================================================
  CLASS B
  Shares sold                                17,246                       --
  Shares reinvested                              --                       --
  Shares repurchased                         (2,972)                      --

--------------------------------------------------------------------------------
  Net increase (decrease)                    14,274                       --
================================================================================

   6. Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 200 Conservative for the six months ended April 30, 1999 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                                                      PORTFOLIO
                                                                       INTEREST                DIVIDENDS              EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                                           $    10,472         $       41,074              $ (48,093)
Large Cap Value Portfolio                                                  4,387                145,018                (53,045)
Small Cap Growth Portfolio                                                 6,173                 12,819                (60,079)
Small Cap Value Portfolio                                                  5,197                 65,343                (53,039)
International Portfolio                                                      712                107,267                (48,320)
Intermediate Income Portfolio                                          1,413,699                 31,264               (137,605)
Foreign Bond Portfolio                                                   907,530                     --               (140,177)
Short-Term Portfolio                                                     895,525                     --                (76,501)
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             $ 3,243,695              $ 402,785              $(616,859)
------------------------------------------------------------------------------------------------------------------------------------

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

                                                                                                                     PERCENTAGE
                                                                       REALIZED               UNREALIZED            OF OWNERSHIP
                                                                      GAIN (LOSS)             GAIN (LOSS)         OF THE PORTFOLIO
====================================================================================================================================
Large Cap Growth Portfolio                                           $ 1,013,553            $ 1,582,962                   1.5%
Large Cap Value Portfolio                                               (867,603)             2,136,837                  13.4%
Small Cap Growth Portfolio                                               729,403                391,063                   8.3%
Small Cap Value Portfolio                                             (1,846,461)             2,057,817                   8.4%
International Portfolio                                                  329,266                938,276                   5.4%
Intermediate Income Portfolio                                            758,207             (1,698,229)                 26.2%
Foreign Bond Portfolio                                                 1,426,665             (2,648,350)                 17.8%
Short-Term Portfolio                                                       1,260                (38,582)                 58.6%
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             $ 1,544,290            $ 2,721,794
====================================================================================================================================

   Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 300 Balanced for the six months ended April 30, 1999 are included below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                                                      PORTFOLIO
                                                                       INTEREST                DIVIDENDS              EXPENSES
====================================================================================================================================
Large Cap Growth Portfolio                                             $  23,054              $  90,869            $  (106,094)
Large Cap Value Portfolio                                                 10,210                331,973               (120,622)
Small Cap Growth Portfolio                                                13,784                 28,335               (132,394)
Small Cap Value Portfolio                                                 11,260                141,377               (114,844)
International Portfolio                                                    2,267                355,215               (154,243)
Intermediate Income Portfolio                                          2,345,765                 51,500               (228,427)
Foreign Bond Portfolio                                                 1,530,794                     --               (236,763)
Short-Term Portfolio                                                     248,851                     --                (21,589)
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                               $4,185,985             $  999,269            $(1,114,976)
====================================================================================================================================

                                                                                                                     PERCENTAGE
                                                                       REALIZED               UNREALIZED            OF OWNERSHIP
                                                                      GAIN (LOSS)             GAIN (LOSS)         OF THE PORTFOLIO
====================================================================================================================================
Large Cap Growth Portfolio                                            $2,271,142            $ 3,499,761                   3.3%
Large Cap Value Portfolio                                             (2,358,096)              4,938,505                28.2%
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Growth Portfolio                                             1,614,941                978,322                  16.7%
Small Cap Value Portfolio                                             (3,935,545)             4,385,210                  17.7%
International Portfolio                                                1,075,879              2,862,744                  16.8%
Intermediate Income Portfolio                                          1,258,678             (2,828,394)                 42.7%
Foreign Bond Portfolio                                                 2,581,214             (4,512,932)                 29.1%
Short-Term Portfolio                                                         287                (11,234)                  6.8%
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              $2,508,500            $ 9,311,982
====================================================================================================================================

Pertinent  details as to various amounts allocated from each Portfolio to CitiSelect Folio 400 Growth for the six months ended April
30, 1999 are noted below.  With respect to the  Portfolios,  investment  transactions  are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                                                      PORTFOLIO
                                                                       INTEREST                DIVIDENDS              EXPENSES
====================================================================================================================================
Large Cap Growth Portfolio                                             $  26,565             $  104,132            $  (121,380)
Large Cap Value Portfolio                                                 12,063                384,076               (139,678)
Small Cap Growth Portfolio                                                25,101                 49,936               (231,697)
Small Cap Value Portfolio                                                 21,171                270,271               (217,753)
International Portfolio                                                    5,396                819,258               (355,373)
Intermediate Income Portfolio                                            564,252                 12,429                (55,032)
Foreign Bond Portfolio                                                 1,732,840                     --               (268,255)
Short-Term Portfolio                                                     273,167                     --                (23,664)
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                               $2,660,555            $ 1,640,102            $(1,412,832)
====================================================================================================================================


CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                                                                                     PERCENTAGE
                                                                       REALIZED               UNREALIZED            OF OWNERSHIP
                                                                      GAIN (LOSS)             GAIN (LOSS)         OF THE PORTFOLIO
====================================================================================================================================
Large Cap Growth Portfolio                                            $2,584,303           $  4,366,052                   3.5%
Large Cap Value Portfolio                                             (2,770,984)             5,778,502                  30.7%
Small Cap Growth Portfolio                                             2,735,147              2,099,947                  28.6%
Small Cap Value Portfolio                                             (7,168,472)             7,552,026                  31.4%
International Portfolio                                                2,496,939              6,208,898                  36.2%
Intermediate Income Portfolio                                            303,457               (682,256)                  9.3%
Foreign Bond Portfolio                                                 3,138,086             (5,242,747)                 32.1%
Short-Term Portfolio                                                          --                (12,315)                  7.2%
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              $1,318,476           $ 20,068,107
====================================================================================================================================

Pertinent  details as to various amounts  allocated from each Portfolio to CitiSelect Folio 500 Growth Plus for the six months ended
April 30, 1999 are noted below.  With respect to the Portfolios,  investment  transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                                                      PORTFOLIO
                                                                       INTEREST                DIVIDENDS              EXPENSES
====================================================================================================================================
Large Cap Growth Portfolio                                           $     9,984            $    38,935             $  (45,389)
Large Cap Value Portfolio                                                  4,856                153,134                (55,657)
Small Cap Growth Portfolio                                                11,834                 23,375               (107,053)
Small Cap Value Portfolio                                                 10,012                127,689               (102,884)
International Portfolio                                                    3,264                493,498               (213,344)
Intermediate Income Portfolio                                                 --                     --                     --
Foreign Bond Portfolio                                                   333,953                     --                (51,654)
Short-Term Portfolio                                                     100,657                     --                 (8,763)
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              $  474,560            $   836,631              $(584,744)
====================================================================================================================================

                                                                                                                     PERCENTAGE
                                                                       REALIZED               UNREALIZED            OF OWNERSHIP
                                                                      GAIN (LOSS)             GAIN (LOSS)         OF THE PORTFOLIO
====================================================================================================================================
Large Cap Growth Portfolio                                           $   960,209            $ 1,744,560                   1.4%
Large Cap Value Portfolio                                             (1,111,955)             2,276,409                  11.8%
Small Cap Growth Portfolio                                             1,234,246              1,081,781                  13.0%
Small Cap Value Portfolio                                             (3,292,860)             3,388,180                  14.1%
International Portfolio                                                1,488,079              3,572,438                  21.3%
Intermediate Income Portfolio                                                 --                     --                   0.0%
Foreign Bond Portfolio                                                   622,398             (1,064,976)                  4.9%
Short-Term Portfolio                                                         136                 (4,194)                  2.5%
  Total                                                              $   (99,747)           $10,994,198
====================================================================================================================================

7. The following are a details table pertaining to the shareholder vote by proposals:

                                                           CITISELECT FOLIO 200 CONSERVATIVE        CITISELECT FOLIO 300 BALANCED
====================================================================================================================================
                                                            FOR        AGAINST      ABSTAIN         FOR         AGAINST     ABSTAIN
                                                            ---        -------      -------         ---         -------     -------
1.  An agreement between Mutual
Management Corp. & Asset Allocation
Portfolios                                              10,362,581      183,878    1,110,603      17,931,000     881,646   2,106,789

2.  An agreement between Salomon
Brothers Asset Management Limited & Asset
Allocation Portfolios                                   10,343,625      244,154    1,069,285      17,889,301     969,541   2,060,592

3. To vote on the transfer of assets to U.S.
Fixed Income Portfolio                                  10,313,630      207,325    1,136,108      17,721,181     889,564   2,308,691

4. To vote on the the selection of
PricewaterhouseCoopers LLP as the
independent accountants                                 10,656,370       81,774      918,918      18,324,021     737,000   1,858,414
====================================================================================================================================

                                                              CITISELECT FOLIO 400 GROWTH        CITISELECT FOLIO 500 GROWTH PLUS
====================================================================================================================================
                                                            FOR        AGAINST      ABSTAIN         FOR         AGAINST     ABSTAIN
                                                            ---        -------      -------         ---         -------     -------
1.  An agreement between Mutual
Management Corp. & Asset Allocation
Portfolios                                              17,679,043      767,131    2,215,644       6,957,554     384,068     818,644

2.  An agreement between Salomon
Brothers Asset Management Limited & Asset
Allocation Portfolios                                   17,788,642      629,114    2,244,062       6,990,356     414,396     755,514

3. To vote on the transfer of assets to U.S.
Fixed Income Portfolio                                  17,681,998      663,543    2,316,277       6,927,455     405,100     827,711

4. To vote on the the selection of
PricewaterhouseCoopers LLP as the
independent accountants                                 18,395,008      442,735    1,824,074       7,178,357     247,390     734,519
====================================================================================================================================

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF INVESTMENT MANAGER


INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th floor
Boston, MA 02109

TRANSFER  AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110





This report is prepared for the information of shareholders.
It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.


(C) 1999 Citicorp          [LOGO] Printed on recycled paper              CSS/499